Earnings per Share - Components (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic earnings per share:
Net income available to shareholders	$ 4,068	$ 3,860	$ 3,520	$ 4,666	$ 2,619	$ 3,098	$ 2,907	$ 2,090	$ 16,114	$ 10,714	$ 3,414
Average shares outstanding									6,276,236	6,268,050	6,300,237
Basic earnings per share (in dollars per share)	$ 0.65	$ 0.62	$ 0.56	$ 0.74	$ 0.42	$ 0.49	$ 0.46	$ 0.34	$ 2.57	$ 1.71	$ 0.54
Diluted earnings per share:
Net income available to shareholders	$ 4,068	$ 3,860	$ 3,520	$ 4,666	$ 2,619	$ 3,098	$ 2,907	$ 2,090	$ 16,114	$ 10,714	$ 3,414
Average shares outstanding									6,276,236	6,268,050	6,300,237
Effect of dilutive stock options									0	5,244	5,717
Average shares outstanding including dilutive stock options									6,276,236	6,273,294	6,305,954
Diluted earnings per share (in dollars per share)	$ 0.65	$ 0.62	$ 0.56	$ 0.74	$ 0.42	$ 0.49	$ 0.46	$ 0.34	$ 2.57	$ 1.71	$ 0.54